Shareholder Report, Line Graph (Details) - USD ($)	Dec. 06, 2023	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023
C000241373
Account Value [Line Items]
Line Graph and Table Measure Name	National Security Emerging Markets Index ETF
Account Value	$ 10,000	$ 10,730	$ 11,103	$ 11,358	$ 10,809	$ 10,764	$ 10,785	$ 10,781	$ 10,528	$ 10,640	$ 10,524	$ 10,006	$ 10,504
Alerian National Security Emerging Markets Net Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian National Security Emerging Markets NTR Index
Account Value	$ 10,000	11,025	11,461	11,796	11,079	10,924	11,043	10,688	10,522	10,640	10,382	9,938	10,538
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 10,000	$ 11,324	$ 11,746	$ 12,293	$ 11,523	$ 11,340	$ 11,306	$ 10,877	$ 10,816	$ 10,768	$ 10,508	$ 10,031	$ 10,519